Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents
5.	Cash and cash equivalents

	12.31.2017	12.31.2016
Cash and banks	383.4	389.0

	383.4	389.0

Cash equivalents
Private securities (i)	219.4	420.8
Fixed deposits (ii)	668.0	431.7

	887.4	852.5

	1,270.8	1,241.5

(i)	Investment in Bank Deposit Certificates – CDBs and Repurchase Agreements - REPO issued by Brazilian financial institutions, with original maturities of 90 days or less, for which there are no penalties on remuneration if the Company decides to terminate the transaction before the original maturity date.
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.